Shareholders' equity - Earnings (loss) per share, tabular (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Weighted average number of shares outstanding (Note 17(iii))
Weighted average number of shares outstanding	19,636,797	16,248,616
Shares to be issued	11,838,458	12,695,600
Weighted average number of shares used in basic earnings per share	31,475,255	28,944,216
Shares deemed to be issued in respect of options and warrants		238,217
Weighted average number of shares used in diluted earnings per share	31,475,255	29,182,433
Net income (loss) for the year	$ (110,780)	$ 282
Earnings (loss) per share
Basic earnings (loss) per share	$ (3.520)	$ 0.010
Diluted earnings (loss) per share	$ (3.520)	$ 0.010